Cover	Aug. 10, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 10, 2021
Entity Registrant Name	Acutus Medical, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39430
Entity Tax Identification Number	45-1306615
Entity Address, Address Line One	2210 Faraday Ave.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	442
Local Phone Number	232-6080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	AFIB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001522860
Amendment Flag	false